Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Share Capital		Adjustments arising from translating financial operation	Accumulated deficit	Additional Paid in Capital	Total
Balance at Dec. 31, 2019	$ 3		$ (36)	$ (4,608)		$ (4,641)
Balance (in Shares) at Dec. 31, 2019	1,904,762
Changes during the period:
Net loss				(7,228)		(7,228)
Other comprehensive loss			(599)			(599)
Total comprehensive loss			(599)	(7,228)		(7,827)
Share split	215				(215)
Share based compensation to exercise	9				(9)
Conversion of convertible loan to shares	$ 77				6,791	6,868
Conversion of convertible loan to shares (in Shares)	756,333
Share based compensation					3,896	3,896
Balance at Dec. 31, 2020	$ 304		(635)	(11,836)	10,463	(1,704)
Balance (in Shares) at Dec. 31, 2020	2,661,095
Changes during the period:
Net loss				(16,955)		(16,955)
Other comprehensive loss			845			845
Total comprehensive loss			845	(16,955)		(16,110)
Par value cancellation	(304)				304
Initial Public Offering (“IPO”)					9,852	9,852
Initial Public Offering (“IPO”) (in Shares)	2,931,472
Conversion of financial liability					10,041	10,041
Conversion of financial liability (in Shares)	2,113,905
Tradable warrants exercise					11,447	11,447
Tradable warrants exercise (in Shares)	1,705,000
Share based compensation to exercise		[1]
Share based compensation to exercise (in Shares)	24,631
RSUs vesting
RSUs vesting (in Shares)	655,603
Share based compensation					6,828	6,828
Balance at Dec. 31, 2021	$ 48,935		210	(28,791)	$ 48,935	20,354
Balance (in Shares) at Dec. 31, 2021	10,091,706
Changes during the period:
Net loss				(10,273)		(10,273)
Other comprehensive loss			(2,138)			(2,138)
Total comprehensive loss			(2,138)	(10,273)		(12,411)
Share based compensation to exercise		[1]
Share based compensation to exercise (in Shares)	7,030
RSUs vesting
RSUs vesting (in Shares)	1,240,204					3,707,542
Share based compensation	$ 4,879					$ 4,879
Balance at Dec. 31, 2022	$ 53,814		$ (1,928)	$ (39,064)		$ 12,822
Balance (in Shares) at Dec. 31, 2022	11,338,940

[1]	Less than thousand dollars